SCHEDULE OF NET REVENUES BY PRODUCT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total consolidated revenue	$ 2,053,466
Lithium Battery Energy Storage System [Member]
Product Information [Line Items]
Total consolidated revenue	$ 2,053,466